Phoenix Investment Partners

                                                                  April 30, 1999

Phoenix-Euclid
Market Neutral Fund

                                          SEMIANNUAL REPORT


[LOGO] PHOENIX
       INVESTMENT PARTNERS

        ---------
         CONTENTS
        ---------

   1    Letter to Shareholders

   4    Schedule of Investments
          and Securities Sold Short

  13    Statement of Assets and Liabilities

  14    Statement of Operations

  15    Statement of Changes in Net Assets

  16    Notes to Financial Statements

  19    Financial Highlights

This report has been prepared for the information of shareholders of Phoenix-Euclid Market Neutral Fund and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the fund's sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money. Call your financial advisor or Phoenix Equity Planning Corporation at 1-800-272-2700 to obtain a copy of the prospectus.

The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.

  [PHOTO OMITTED]


     DAVID KATZEN
Portfolio Manager


DEAR FELLOW SHAREHOLDER,

It hasn't been an easy year for market neutral strategies, or for valuation-based stock picking--both of which the Euclid Market Neutral Fund employs. While we are disappointed with the fund's results, we urge you to keep in mind the unusual character of the market over the past year.

During the six months ended April 30, 1999, the fund's Class A Shares lost 4.6%, versus a gain of 2.1% for three-month Treasury bills. Class B and C Shares (which have no initial sales charge, but bear higher annual expenses) lost 4.9% and 5.0%, respectively. For the 12 months ended April 30, 1999, the fund's Class A Shares declined 8.8%, compared to the 4.6% return of three-month Treasury bills. Class B and C Shares declined 9.4% and 9.5%, respectively.

LARGE-CAP STOCKS DOMINATED THE FIELD

While over the long term, small- and mid-cap stocks have outpaced large-cap stocks, each group has experienced periods of dominance. We've designed our market neutral strategy to perform well independent of which group of stocks is outperforming. As the chart below illustrates, however, the past 12 months saw large-cap stocks trounce the rest of the market. The extent of the large-cap outperformance--greater than we've seen in at least 25 years--overwhelmed our strategy this year.

We examined the returns of the S&P Super Composite Index--made up of 500 large-cap stocks, 400 mid-cap stocks, and 600 small-cap stocks. We divided these 1500 stocks into quintiles, or five groups of 300 names, by market capitalization. The first quintile--the largest 300 stocks--was the only group to post positive returns over the past 12 months. Investors have been choosing the largest stocks, ignoring the smaller, lesser-known names.

--------------------------------------------------------------------------------
                       ONLY THE LARGEST STOCKS MADE MONEY
--------------------------------------------------------------------------------
   QUINTILE                 MARKET CAPITALIZATION             12-MONTH RETURN
----------------  ---------------------------------------  ---------------------

      1                        $ 16.3 BILLION                      16.6%
      2                         $ 3.5 BILLION                      -1.1%
      3                         $ 1.3 BILLION                     -10.4%
      4                          $ .6 BILLION                     -18.7%
      5                          $ .2 BILLION                     -32.0%
    MEDIAN                      $ 1.3 BILLION                      -8.4%

OVERVALUED STOCKS OUTPACED THE MARKET

Historically, a valuation-based approach to picking stocks has paid off. That is, buying stocks whose share price is a low multiple of their earnings has usually resulted in good long-term returns. But look at the S&P Super Composite divided into quintiles by price/earnings ratio. The first quintile represents the stocks trading at the highest P/Es--the stocks we consider overvalued. This quintile significantly outperformed the other four quintiles over the past year, earning 16.2% versus a median return of negative 8.4% for all 1,500 stocks. Investors have been buying the most expensive stocks and shunning more reasonably priced names.

--------------------------------------------------------------------------------
             THE MOST EXPENSIVE STOCKS EARNED THE STRONGEST RETURNS
--------------------------------------------------------------------------------
      QUINTILE                     P/E Ratio                12-month return
----------------  ---------------------------------------  ---------------------
         1                          48.0x                        16.2%
--------------------------------------------------------------------------------
         2                          24.7x                        -6.2%
--------------------------------------------------------------------------------
         3                          17.2x                        -7.2%
--------------------------------------------------------------------------------
         4                          12.7x                       -18.4%
--------------------------------------------------------------------------------
         5                           7.6x                       -31.5%
--------------------------------------------------------------------------------
       median                       19.4x                        -8.4%


THE FASTEST-GROWING STOCKS AT THE HIGHEST PRICES PERFORMED THE BEST

Pursuing the highest growth at any cost has historically been a volatile and risky investment strategy. During the last year, however, these stocks have been the best performers. The chart below divides the S&P Super Composite into quartiles, ranking them by earnings per share growth and by price/earnings ratio. As you read the chart from left to right, stocks in the first quartile have the highest earnings growth, while stocks in the fourth quartile have the lowest earnings growth. Reading from top to bottom, the first quartile has the highest P/E ratios, and the fourth quartile has the lowest P/E ratios.

--------------------------------------------------------------------------------
                GROWTH AT ANY COST DOMINATED DURING THE PAST YEAR
--------------------------------------------------------------------------------
               HIGHEST                 EPS GROWTH                  LOWEST
          ------------------   --------------------------  ---------------------

HIGHEST         -3.7%             -4.2%       -1.3%               -13.0%
          ----------------------------------------------------------------------
---------      -14.3%              0.3%        1.5%               -11.8%
P/E RATIO ----------------------------------------------------------------------
---------       -9.5%             -6.5%      -12.6%               -11.8%
          ----------------------------------------------------------------------
LOWEST         -19.6%            -13.3%       -7.7%               -12.1%
          ----------------------------------------------------------------------

Looking at the left-hand column, which shows the fastest-growing stocks ranked from highest P/E to lowest P/E, you can see that, over the last 12 months, growth has been worth whatever the market is charging for it. In other words, the more you paid the more you made.

The bottom left-hand corner shows the median return of those stocks with the fastest earnings growth and the lowest P/Es. These are stocks that our quantitative approach finds attractive, because they represent a favorable trade-off between growth and value. Their return for the past year, however, is a dismal -19.6%. The upper right-hand corner shows the median return of the stocks with the slowest earnings growth and the highest P/Es. These are stocks that we find unattractive and would consider candidates for short positions, because we believe they represent poor value. Their 12-month return is -13.0%, still negative, but stronger than the stocks in our long portfolio.

UNUSUAL MARKET CONDITIONS FOR AN UNPRECEDENTED LENGTH OF TIME

While trends like those illustrated in the charts have certainly occurred before, they've never been so intense or so prolonged. We choose stocks that demonstrate fundamental characteristics that historically have led to outperformance, while shorting stocks that demonstrate fundamental characteristics that have led to underperformance. During the past year, these historically reliable factors have had little or no predictive value, and our fund has suffered as a result.

We had managed market neutral accounts on a private basis for over eight years prior to starting the fund. In that time, those accounts saw one other period as difficult as the one we've just been through. Even counting that rough patch, however, the private accounts managed to beat the return of three-month Treasury bills by six to seven percentage points a year.*

The lesson in this is twofold: One year does not a track record make, and market neutral is not a synonym for risk-free.

That said, I want to thank our shareholders for their patience and confidence in our approach during the past year. We view the fund as a vehicle to offer capital appreciation independent of the direction of the overall stock market and the direction of interest rates. A market neutral strategy can offer powerful diversification, as well as a low risk profile compared with most U.S. stock funds, real estate, and precious metals.

We will continue to manage the fund in the manner that earned us strong long-term returns in the private accounts in anticipation of a period in which the market once again favors the types of stocks we believe offer a significant opportunity for outperformance. We thank you for your continued support of our efforts.

Sincerely,


/s/ David Katzen

DAVID KATZEN
Executive Vice President

May 20, 1999

                * Past performance of the private accounts is no guarantee of future results of the mutual fund.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
APRIL 30, 1999 (UNAUDITED)

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

INVESTMENTS
COMMON STOCKS: 89.56%

Aerospace and Defense: 2.12%
   B.F. Goodrich & Co.                           28,400      $       1,128,900
   Boeing Co.                                    17,900                727,187
   Cordant Technologies, Inc.                     8,000                369,000
   Northrop Grumman Corp.                         7,900                505,106
                                                             -----------------
                                                                     2,730,193
                                                             -----------------

Agricultural Products: 0.10%
   Corn Products International, Inc.              3,600                103,950
   Universal Corp.                                  800                 20,350
                                                             -----------------
                                                                       124,300
                                                             -----------------

Airlines: 1.50%
*  Alaska Air Group, Inc.                        13,200                581,625
*  America West Holding Corp.,
     Class B                                     55,900              1,166,913
   Delta Air Lines, Inc.                          2,800                177,625
                                                             -----------------
                                                                     1,926,163
                                                             -----------------

Automotive Parts and
  Equipment: 1.15%
   Arvin Industries, Inc.                        13,413                491,251
   Borg-Warner Automotive, Inc.                   2,500                141,875
   ITT Industries, Inc.                           8,700                313,200
   Magna International, Inc.,
     Class A                                        400                 23,900
   Mark IV Industries, Inc.                      28,400                507,650
                                                             -----------------
                                                                     1,477,876
                                                             -----------------

Automobiles: 1.20%
   General Motors Corp.                          17,300              1,538,619
                                                             -----------------

Banks-Money Center: 1.21%
   J.P. Morgan & Co., Inc.                        5,000                673,750
   UnionBancal Corp.                             25,700                877,012
                                                             -----------------
                                                                     1,550,762
                                                             -----------------
Banks-Regional: 2.36%
   BancWest Corp.                                 9,400                374,238
   City National Corp.                            9,200                355,350
   First Source Corp.                             9,200                271,400
   Fleet Financial Group, Inc.                    4,900                211,006
   M & T Bank Corp.                                 600                335,400
   Old Kent Financial Corp.                      12,000                567,000
   Pacific Century Financial Corp.               17,400                378,450
   Provident Financial Group, Inc.                  700                 29,312
   SouthTrust Corp.                              12,800                510,000
                                                             -----------------
                                                                     3,032,156
                                                             -----------------
Beverages: 0.52%
*  Canandaigua Brands Co.,
     Class A                                     13,100                674,650
                                                             -----------------

Biotechnology: 1.02%
   Amgen, Inc.                                    8,200                503,788
*  IDEC Pharmaceuticals Corp.                     2,600                131,950
*  Millennium Pharmaceuticals,
     Inc.                                        18,100                673,094
                                                             -----------------
                                                                     1,308,832
                                                             -----------------
Broadcasting: 0.67%
*  Chris-Craft Industries, Inc.                  18,387                864,189
                                                             -----------------

Building Materials: 0.25%
   Owens-Corning Corp.                            9,200                327,750
                                                             -----------------

Chemicals: 1.14%
*  FMC Corp.                                      5,600                364,000
   IMC Global, Inc.                              44,200              1,105,000
                                                             -----------------
                                                                     1,469,000
                                                             -----------------
Chemicals-Specialty: 1.37%
   Albemarle Corp.                               11,300                248,600
   H.B. Fuller Co.                                8,900                606,313
   M.A. Hanna Co.                                12,700                205,581
   Nalco Chemical Co.                            10,400                380,250
   OM Group, Inc.                                 8,800                320,100
   Sociedad Quimica Y Minera
     S.A., ADR                                      200                  7,375
                                                             -----------------
                                                                     1,768,219
                                                             -----------------
Communication Equipment: 1.50%
*  ADC Telecommunications, Inc.                  11,500                549,844
*  Brightpoint, Inc.                             73,100                450,022
*  Commscope, Inc.                                9,400                229,125
*  General Instrument Corp.                      14,100                514,650
*  Tellabs, Inc.                                  1,700                185,991
                                                             -----------------
                                                                     1,929,632
                                                             -----------------
Computer Hardware: 0.48%
*  Electronics For Imaging, Inc.                 10,400                492,050
   International Business
     Machines Corp.                                 600                125,512
                                                             -----------------
                                                                       617,562
                                                             -----------------
Computer Services: 1.96%
*  BEA Systems, Inc.                             24,300                367,538
*  Concord EFS, Inc.                             15,900                530,662
*  IMRglobal Corp.                               29,100                501,975
   Paychex, Inc.                                 10,400                531,050
*  Whittman Hart, Inc.                           20,800                587,600
                                                             -----------------
                                                                     2,518,825
                                                             -----------------
Computer Software: 1.30%
*  Check Point Software
     Technology Corp.                            22,200                782,550
*  LHS Group, Inc.                                5,100                175,950
*  Sterling Software, Inc.                        1,800                 37,238
*  Symantec Corp.                                33,800                671,775
                                                             -----------------
                                                                     1,667,513
                                                             -----------------
Computers-Networking: 0.07%
*  UNOVA, Inc.                                    6,600                 89,513
                                                             -----------------

Construction-Cement and
 Aggregates: 1.64%
   Lafarge Corp.                                 15,100                510,569
   Southdown, Inc.                               24,900              1,595,156
                                                             -----------------
                                                                     2,105,725
                                                             -----------------
Consumer-Jewelry, Novelty
  and Gifts: 0.02%
*  Fossil, Inc.                                     700                 21,525
                                                             -----------------

Consumer Finance: 0.66%
   Newcourt Credit Group, Inc.                   15,100                426,575
   PMI Group, Inc.                                7,500                418,594
                                                             -----------------
                                                                       845,169
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Containers-Metal and Glass: 0.67%
   Ball Corp.                                     9,500      $         521,906
   Crown Cork & Seal Co., Inc.                   10,400                338,000
                                                             -----------------
                                                                       859,906
                                                             -----------------

Distributors-Food and Health: 0.73%
   Supervalu, Inc.                               21,800                455,075
   Sysco Corp.                                   16,200                480,937
                                                             -----------------
                                                                       936,012
                                                             -----------------

Electric Utilities: 4.54%
   Allegheny Energy, Inc.                         9,600                327,000
   Florida Progress Corp.                         9,500                365,750
   GPU, Inc.                                     13,100                499,437
   Northern States Power Co.                     12,800                308,800
   PG&E Corp.                                    42,300              1,313,944
   Public Service Co.
     of New Mexico                                4,600                 82,225
   Public Service Enterprise
     Group, Inc.                                 23,700                948,000
   Unicom Corp.                                  18,800                729,675
   Utilicorp United, Inc.                        51,650              1,262,197
                                                             -----------------
                                                                     5,837,028
                                                             -----------------

Electrical Equipment: 0.57%
   Rockwell International Corp.                  14,100                727,913
                                                             -----------------

Electronics-Component
  Distributor: 1.16%
   Avnet, Inc.                                    3,300                140,044
*  DSP Communications, Inc.                      21,700                591,325
*  Safeguard Scientifics, Inc.                    9,300                753,300
                                                             -----------------
                                                                     1,484,669
                                                             -----------------

Engineering and Construction: 0.45%
   Foster Wheeler Corp.                          21,900                295,650
   McDermott International, Inc.                  9,900                287,100
                                                             -----------------
                                                                       582,750
                                                             -----------------

Entertainment: 0.20%
   Cinar Corp., Class B                          12,500                260,937
                                                             -----------------

Financial-Diversified: 6.39%
   AMBAC Financial Group, Inc.                   15,100                911,662
   Apartment Investment &
     Management Co., Class A                     10,400                416,650
   Arden Realty, Inc.                            43,800              1,095,000
   Avalon Bay Communities, Inc.                  23,800                833,000
*  Avis Rent A Car, Inc.                         12,900                404,738
   Brandywine Realty Trust                       15,600                294,450
   CarrAmerica Realty Corp.                      20,700                512,325
   Citigroup, Inc.                                8,500                639,625
   Duke Realty Investments, Inc.                 13,000                305,500
   Federal Home Loan
     Mortgage Corp.                               4,500                282,375
   FelCor Lodging Trust, Inc.                    17,800                426,088
   IndyMac Mortgage Holdings, Inc.                  500                  8,250
   Leucadia National Corp.                       11,400                350,550
   Prison Realty Corp.                           16,400                319,800
   Public Storage, Inc.                          36,500              1,017,437
   Reckson Associates Realty Corp.               17,800                400,500
                                                             -----------------
                                                                     8,217,950
                                                             -----------------

Foods: 1.95%
   Chiquita Brands International,
     Inc.                                        83,800                838,000
   IBP, Inc.                                     82,200              1,664,550
                                                             -----------------
                                                                     2,502,550
                                                             -----------------

Gold and Precious Metal Mining: 0.13%
*  Stillwater Mining Co.                          6,000                169,875
                                                             -----------------

Health Care-Diversified: 1.03%
   Mallinckrodt Group, Inc.                      37,900              1,328,869
                                                             -----------------

Health Care-Medical Products
  and Supplies: 0.33%
*  ResMed, Inc.                                   8,500                224,719
*  Serologicals Corp.                            26,700                200,250
                                                             -----------------
                                                                       424,969
                                                             -----------------

Health Care-Special Services: 0.25%
*  HEALTHSOUTH
   Rehabilitation Corp.                          24,000                322,500
                                                             -----------------

Homebuilding: 1.02%
   Centex Corp.                                  13,200                482,625
   Clayton Homes, Inc.                            9,500                105,687
   D.R. Horton, Inc.                             37,300                720,356
                                                             -----------------
                                                                     1,308,668
                                                             -----------------

Hospitals and Managed Care: 1.29%
   Aetna, Inc.                                    1,600                140,300
*  Pacificare Health Systems, Inc.,
     Class B                                      9,100                726,009
*  Quorum Health Group, Inc.                     63,600                787,050
                                                             -----------------
                                                                     1,653,359
                                                             -----------------

Hotels and Gaming: 1.54%
   Carnival Corp.                                   300                 12,375
*  Circus Circus Enterprise, Inc.                20,300                427,569
*  Extended Stay America, Inc.                   67,200                705,600
*  GTECH Holdings Corp.                           1,800                 46,913
*  Harrahs Entertainment, Inc.                   28,300                622,600
   Royal Caribbean Cruises Ltd.                   4,400                162,525
                                                             -----------------
                                                                     1,977,582
                                                             -----------------

Household Furnishings: 1.40%
*  Mohawk Industries, Inc.                       24,600                793,350
   Sony Corp.                                     1,800                166,500
   Springs Industries, Inc., Class A              4,400                164,450
   Whirlpool Corp.                               10,100                670,388
                                                             -----------------
                                                                     1,794,688
                                                             -----------------

Housewares and Household
  Products: 0.98%
   Church & Dwight, Inc.                          5,200                222,625
   Fortune Brands, Inc.                          16,400                647,800
   Tupperware Corp.                              16,200                383,737
                                                             -----------------
                                                                     1,254,162
                                                             -----------------

Insurance-Life and Health: 0.76%
   Conseco, Inc.                                 10,200                321,938
   Lincoln National Corp.                         6,100                585,981
   Provident Companies, Inc.                      1,700                 66,938
                                                             -----------------
                                                                       974,857
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Insurance-Multi-Line: 0.20%
   Nationwide Financial Services
     Corp., Class A                               5,500      $         255,063
                                                             -----------------

Insurance-Property and
Casualty: 3.26%
   American Financial Group, Inc.                 7,900                286,869
*  Amerin Corp.                                  22,400                525,000
   Enhance Financial Services
     Group, Inc.                                 15,800                326,862
   Financial Security Assurance
     Holding Ltd.                                26,400              1,508,100
   Horace Mann Educators Corp.                    4,400                100,100
   MGIC Investment Corp.                         17,700                859,556
   Old Republic International Corp.              29,700                581,006
                                                             -----------------
                                                                     4,187,493
                                                             -----------------

Investment Banking and Brokerage: 1.73%
   A.G. Edwards, Inc.                            33,800              1,183,000
   Donaldson, Lufkin & Jenrette
   Securities Corp.                               5,900                412,631
   PaineWebber Group, Inc.                       13,400                628,962
                                                             -----------------
                                                                     2,224,593
                                                             -----------------

Iron and Steel: 0.67%
   Worthington Industries, Inc.                  62,400                861,900
                                                             -----------------

Leisure Time-Products: 0.82%
   Brunswick Corp.                               43,900              1,053,600
                                                             -----------------

Machinery: 1.51%
   Manitowoc Co.                                 11,000                419,375
   Milacron, Inc.                                 3,800                 87,400
*  MotivePower Industries, Inc.                  18,850                321,628
*  Mueller Industries, Inc.                       9,400                296,100
   NACCO Industries, Inc., Class A                1,200                 96,975
   Tecumseh Products Co., Class A                11,700                715,163
                                                             -----------------
                                                                     1,936,641
                                                             -----------------

Manufacturing-Diversified: 4.37%
   Carlisle Companies, Inc.                      11,600                568,400
   Corning, Inc.                                 18,700              1,070,575
   Johnson Controls, Inc.                         6,900                503,269
   National Service Industries, Inc.              1,700                 66,194
   Pentair, Inc.                                  7,600                357,200
   Premark International Inc.                    19,209                707,131
   Trinity Industries, Inc.                      15,600                543,075
   Tyco International Ltd.                       12,652              1,027,975
   U.S. Industries, Inc.                         10,600                196,762
   United Technologies Corp.                      4,000                579,500
                                                             -----------------
                                                                     5,620,081
                                                             -----------------

Manufacturing-Specialized: 2.32%
   Briggs & Stratton Corp.                       22,800              1,503,375
   York International, Inc.                      35,700              1,472,625
                                                             -----------------
                                                                     2,976,000
                                                             -----------------

Natural Gas: 0.76%
   Coastal Corp.                                  6,800                260,100
   Kinder Morgan Energy
     Partners Ltd.                               19,100                711,475
                                                             -----------------
                                                                       971,575
                                                             -----------------

Office Equipment and Supplies: 0.18%
   Moore Corp., Ltd.                              5,000                 50,000
   Wallace Computer Services, Inc.                7,800                179,888
                                                             -----------------
                                                                       229,888
                                                             -----------------

Oil-Intergrated: 1.27%
   Amerada Hess Corp.                            10,900                621,300
   Occidental Petroleum Corp.                    28,600                577,362
   YPF Sociedad Anonima
   S.A., ADR                                     10,200                428,400
                                                             -----------------
                                                                     1,627,062
                                                             -----------------

Oil and Gas-Refining and
  Marketing: 0.14%
   Repsol S.A., ADR                              10,700                176,550
                                                             -----------------

Paper and Forest Products: 2.44%
   Boise Cascade Corp.                           17,300                696,325
   Chesapeake Corp.                              26,700                867,750
   Georgia-Pacific Group                          4,200                388,500
   International Paper Co.                        6,000                319,875
   Louisiana-Pacific Corp.                       41,300                859,556
                                                             -----------------
                                                                     3,132,006
                                                             -----------------

Personal Care: 0.65%
   Avon Products, Inc.                           15,300                830,981
                                                             -----------------

Photography and Imaging: 0.33%
*  Imation Corp.                                 24,000                424,500
                                                             -----------------

Publishing: 1.16%
   Dow Jones & Co., Inc.                          6,600                359,700
   Knight-Ridder, Inc.                           21,100              1,135,444
                                                             -----------------
                                                                     1,495,144
                                                             -----------------

Railroads: 1.63%
   Kansas City Southern
   Industries, Inc.                               9,200                547,975
   Union Pacific Corp.                           25,800              1,548,000
                                                             -----------------
                                                                     2,095,975
                                                             -----------------

Restaurants: 1.86%
   Bob Evans Farms, Inc.                         69,500              1,272,719
*  Brinker International, Inc.                   40,500              1,118,812
                                                             -----------------
                                                                     2,391,531
                                                             -----------------

Retail: 1.75%
*  Dollar Tree Stores, Inc.                       8,300                302,950
*  Federated Department
     Stores, Inc.                                 4,200                196,088
*  K mart Corp.                                  40,400                600,950
   Sears Roebuck & Co.                            8,500                391,000
   Wal-Mart Stores, Inc.                         16,500                759,000
                                                             -----------------
                                                                     2,249,988
                                                             -----------------

Retail-Apparel: 0.64%
*  Mens Wearhouse, Inc.                          16,200                443,475
   Talbots, Inc.                                 12,000                378,000
                                                             -----------------
                                                                       821,475
                                                             -----------------

Retail-Building Supplies: 0.45%
   Fastenal Co.                                  12,200                582,550
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Retail-Computers and
  Electronics: 0.42%
*  Hollywood Entertainment Corp.                  2,500      $          61,719
*  Tech Data Corp.                               20,500                479,188
                                                             -----------------
                                                                       540,907
                                                             -----------------

Retail-Drug Stores: 0.01%
   Longs Drug Stores, Inc.                          400                 13,750
                                                             -----------------

Retail-Food Chains: 0.62%
   American Stores Co.                           10,500                331,406
   Great Atlantic & Pacific Tea
     Company, Inc.                               12,700                390,525
*  Safeway, Inc.                                  1,300                 70,119
                                                             -----------------
                                                                       792,050
                                                             -----------------

Retail-Specialty: 2.32%
   Tiffany & Co.                                 13,900              1,167,600
*  Toys R Us, Inc.                               29,000                630,750
*  Zale Corp.                                    31,400              1,187,312
                                                             -----------------
                                                                     2,985,662
                                                             -----------------

Savings and Loan Companies: 0.71%
   Astoria Financial Corp.                       10,000                501,250
   Charter One Financial, Inc.                   11,100                346,875
   Greenpoint Financial Corp.                     1,800                 63,000
                                                             -----------------
                                                                       911,125
                                                             -----------------

Semiconductor Equipment: 0.82%
*  LSI Logic Corp.                               31,100              1,057,400
                                                             -----------------

Service-Commercial and
Consumer: 0.48%
*  Metamor Worldwide, Inc.                        2,300                 44,994
   Ogden Corp.                                    2,700                 69,694
*  Sylvan Learning Systems, Inc.                 20,200                507,525
                                                             -----------------
                                                                       622,213
                                                             -----------------

Service-Employment: 0.78%
*  Interim Services, Inc.                        28,100                488,237
*  Modis Professional Services, Inc.             40,400                467,125
   Protection One, Inc.                           9,200                 43,700
                                                             -----------------
                                                                       999,062
                                                             -----------------

Shipping: 0.09%
   Alexander & Baldwin, Inc.                      5,100                110,925
                                                             -----------------

Specialty Printing: 0.20%
   Banta Corp.                                   12,100                257,881
                                                             -----------------

Telephone: 3.08%
   British Telecommunications
   Plc., ADR                                        700                117,425
   Comp Anon Nac Telefono, ADR                   34,500                948,750
   P T Telekomunikasi
     Industries, ADR                             24,100                210,875
   Tele Danmark, ADR                             17,000                867,000
   Telefonos de Mexico S.A., ADR                 23,900              1,810,425
                                                             -----------------
                                                                     3,954,475
                                                             -----------------

Textiles-Apparel and Specialty: 0.25%
   Warnaco Group, Inc., Class A                  12,200                325,587
                                                             -----------------

                                              Number of
                                              Shares or
                                              Principal                  Value
                                                 Amount               (Note 3)
================================================================================

Truckers: 2.08%
   J.B. Hunt Transport Services, Inc.            26,900                559,856
   USFreightways Corp.                           37,300              1,398,750
   Werner Enterprises, Inc.                      37,000                712,250
                                                             -----------------
                                                                     2,670,856

Trucks and Parts: 1.37%
   Cummins Engine Company, Inc.                  15,600                834,600
   PACCAR, Inc.                                  16,600                929,600
                                                             -----------------
                                                                     1,764,200
                                                             -----------------

Waste Management: 0.56%
*  Safety-Kleen Corp.                            45,100                715,962
                                                             -----------------
Total Common Stocks
  (Cost $108,801,027)                                              115,074,068
                                                             -----------------

SHORT-TERM OBLIGATIONS:  0.38%
United States Treasury Bills: 0.38%
  4.30%, 8/26/99                               $500,000                492,957
                                                             -----------------
Total Short-Term Obligations
  (Cost $493,013)                                                      492,957
                                                             -----------------

REPURCHASE AGREEMENTS: 16.43%
   With Morgan Stanley & Co., Inc.,
   (dated 4/30/99), 4.91%, due 5/3/99
   (Repurchase proceeds $12,109,953);
   collateralized by: $20,872,000
   Federal National Mortgage
   Association Bonds, 5.915% - 6.00%,
   8/1/2010 - 1/1/2034
   (Market value $12,359,247)                12,105,000             12,105,000
                                                             -----------------
   With Prudential Securities Inc.,
   (dated 4/30/99), 4.88%, due 5/3/99
   (Repurchase proceeds $9,003,660);
   collateralized by: $9,282,000
   United States Treasury Bills,
   4.535%, due 7/29/99
   (Market value $9,180,251)                  9,000,000              9,000,000
                                                             -----------------
   Total Repurchase Agreements
     (Cost $21,105,000)                                             21,105,000
                                                             -----------------
   Total Investments
     (Cost $130,399,040)                         106.37%           136,672,025
   Other Assets                                  103.72            133,267,224
                                           ------------      -----------------
   Total Assets                                  210.09            269,939,249
                                           ------------      -----------------
   Securities Sold Short
     (Proceeds $107,774,947)                     (89.21)          (114,617,525)
   Other Liabilities                             (20.88)           (26,836,144)
                                           ------------      -----------------
     Total Liabilities                          (110.09)          (141,453,669)
                                           ------------      -----------------
Net Assets                                       100.00%     $     128,485,580
                                           ============      =================

*  Non-income producing security.

For Federal income tax purposes, the tax basis of investments owned at April 30, 1999 was $130,902,923 and net unrealized appreciation on investments consisted of:

   Gross unrealized appreciation                              $     7,881,099
   Gross unrealized depreciation                                   (2,111,997)
                                                              ---------------
   Net unrealized appreciation                                $     5,769,102
                                                              ===============

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

SECURITIES SOLD SHORT
COMMON STOCKS: 89.21%

Aerospace and Defense: 0.52%
   Alliant Techsystems, Inc.                     3,800       $         311,125
   Lockheed Martin Corp.                         8,300                 357,419
                                                             -----------------
                                                                       668,544
                                                             -----------------
Agricultural Products: 0.04%
   Archer-Daniels-Midland Co.                    3,500                  52,500
                                                             -----------------

Air Freight: 1.30%
   Air Express International Corp.              60,800               1,330,000
   C. H. Robinson Worldwide, Inc.               11,400                 341,287
                                                             -----------------
                                                                     1,671,287
                                                             -----------------
Airlines: 1.56%
   AMR Corp                                     12,900                 900,581
   ASA Holdings, Inc.                            1,800                  60,975
   US Airways Group, Inc.                       19,200               1,045,200
                                                             -----------------
                                                                     2,006,756
                                                             -----------------
Automotive Parts and
  Equipment: 2.04%
   Dana Corp.                                   11,900                 560,787
   Federal-Mogul Corp.                           1,500                  65,812
   Goodyear Tire & Rubber Co.                   14,000                 800,625
   Mascotech, Inc.                              16,900                 293,637
   Snap-On, Inc.                                   300                   9,769
   TRW, Inc.                                    21,200                 889,075
                                                             -----------------
                                                                     2,619,705
                                                             -----------------
Banks-Money Center: 0.34%
   First Union Corp.                             7,800                 431,925
                                                             -----------------

Banks-Regional: 3.66%
   Banco Frances Del Rio, ADR                   17,100                 440,325
   CCB Financial Corp.                             200                  11,550
   Centura Banks, Inc.                           5,900                 351,419
   Commerce Bancorp, Inc.                        5,300                 233,862
   Keystone Financial, Inc.                     19,700                 632,863
   Mercantile Bankshares Corp.                  24,400                 902,800
   Republic New York Corp.                       1,200                  70,500
   Synovus Financial Corp.                         200                   4,425
   U.S. Bancorp                                 15,000                 555,938
   Union Planters Corp.                         12,514                 535,756
   Wachovia Corp.                                2,500                 219,687
   Wilmington Trust Corp.                        4,300                 264,181
   Zions Bancorporation                          7,200                 480,150
                                                             -----------------
                                                                     4,703,456
                                                             -----------------
Beverages: 1.11%
   Brown-Forman, Inc., Class B                  10,300                 758,981
   Coca-Cola Co.                                   100                   6,800
   Coca-Cola Femsa De C V, ADR                  19,000                 393,063
   Pepsico, Inc.                                 7,228                 266,984
                                                             -----------------
                                                                     1,425,828
                                                             -----------------
Biotechnology: 0.24%
   Chiron Corp.                                 15,100                 303,888
                                                             -----------------

Broadcasting: 0.93%
   News Corp Ltd., ADR                          16,900                 551,363
   USA Networks, Inc.                           17,300                 646,588
                                                             -----------------
                                                                     1,197,951
                                                             -----------------

Building Materials: 0.33%
   Armstrong World Industries, Inc.              6,900                 377,775
   USG Corp.                                       800                  46,700
                                                             -----------------
                                                                       424,475
                                                             -----------------

Cellular and Wireless
  Telecommunications: 0.07%
   Millicom International Cellular S.A.          2,500                  86,250
                                                             -----------------

Chemicals: 1.61%
   Cabot Corp.                                  14,600                 394,200
   Eastman Chemical Co.                          1,100                  61,256
   Imperial Chemical
     Industries Plc., ADR                       11,200                 482,300
   Lyondell Chemical Co.                        48,800                 951,600
   PPG Industries, Inc.                          2,500                 162,344
   Rohm & Haas Co.                                 500                  22,406
                                                             -----------------
                                                                     2,074,106
                                                             -----------------

Chemicals-Specialty: 3.29%
   Agrium, Inc.                                  9,700                  87,906
   Ecolab, Inc.                                  9,900                 415,181
   Hercules, Inc.                               24,614                 930,717
   International Flavors &
     Fragrances Corp.                           13,300                 525,350
   Millennium Chemicals, Inc.                   21,500                 580,500
   Potash Corp., Saskatchewan                   14,300                 865,150
   RPM, Inc.                                    28,900                 406,406
   W.R. Grace & Co.                             26,100                 415,969
                                                             -----------------
                                                                     4,227,179
                                                             -----------------

Communication Equipment: 0.66%
   Alcatel, ADR                                    400                   9,725
   Andrew Corp.                                  5,500                  76,656
   L.M. Ericsson Telephone Co.,
     Class B, ADR                               16,100                 434,700
   Tekelec                                      36,300                 327,834
                                                             -----------------
                                                                       848,915
                                                             -----------------

Computer Hardware: 1.33%
   Creative Technology Ltd.                     22,400                 282,800
   Dell Computer Corp.                          12,400                 510,725
   Qlogic Corp.                                  7,500                 524,531
   Storage Technology Corp.                     20,000                 386,250
                                                             -----------------
                                                                     1,704,306
                                                             -----------------

Computer Services: 0.59%
   Cambridge Technology
   Partners, Inc.                                4,900                  70,744
   Comdisco, Inc.                                2,200                  57,888
   Equifax, Inc.                                 3,300                 118,594
   Policy Management Systems Corp.               8,200                 257,787
   Wang Laboratories, Inc.                      10,100                 253,131
                                                             -----------------
                                                                       758,144
                                                             -----------------

Computer Software: 1.19%
   Macromedia, Inc.                             12,700                 526,256
   PeopleSoft, Inc.                             27,800                 380,513
   Structural Dynamics
     Research, Inc.                                300                   5,831
   Transaction Systems
     Architects, Inc., Class A                  17,400                 564,413
   Wind River Systems, Inc.                      3,400                  51,000
                                                             -----------------
                                                                     1,528,013
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Computers-Networking: 0.85%
   Mindspring Enterprises, Inc.                  5,700       $         552,544
   Newbridge Networks Corp.                     14,600                 543,850
                                                             -----------------
                                                                     1,096,394
                                                             -----------------

Construction-Cement and Aggregates: 0.69%
   Martin Marietta Materials, Inc.               5,500                 339,969
   Vulcan Materials Co.                         11,500                 549,125
                                                             -----------------
                                                                       889,094
                                                             -----------------

Consumer-Jewelry, Novelty and Gifts: 1.26%
   American Greetings Corp.,
     Class A                                    31,500                 824,906
   Jostens, Inc.                                 6,100                 130,769
   Lancaster Colony Corp.                       22,300                 657,850
                                                             -----------------
                                                                     1,613,525
                                                             -----------------

Consumer Finance: 0.82%
   Americredit Corp.                            20,400                 337,875
   Fund American Enterprises
     Holdings, Inc.                              1,700                 244,800
   Metris Companies, Inc.                        7,700                 470,663
                                                             -----------------
                                                                     1,053,338
                                                             -----------------

Containers-Metal and Glass: 0.77%
   Owens-Illinois, Inc.                         34,000                 986,000
                                                             -----------------

Containers and Packages-Paper: 0.86%
   Bemis Co.                                     9,500                 332,500
   Sonoco Products Co.                          30,100                 776,956
                                                             -----------------
                                                                     1,109,456
                                                             -----------------

Distributors-Food and
  Health: 0.15%
   McKesson HBOC, Inc.                           5,600                 196,000
                                                             -----------------

Drugs: 0.42%
   Barr Laboratories, Inc.                       5,100                 153,319
   ICN Pharmaceuticals, Inc.                     8,900                 294,256
   Merck & Co.                                   1,300                  91,325
                                                             -----------------
                                                                       538,900
                                                             -----------------

Electric Utilities: 2.47%
   BEC Energy Corp.                              6,800                 289,000
   Consolidated Edison Co. of
     New York, Inc.                                300                  13,631
   Duke Energy Corp.                            12,500                 700,000
   Illinova Corp.                               13,300                 349,125
   Kansas City Power & Light Co.                13,600                 363,800
   Montana Power Co.                             6,400                 477,200
   Northeast Utilities Corp.                     5,900                  94,400
   PECO Energy Co.                               7,200                 341,550
   TECO Energy, Inc.                            14,400                 306,900
   Wisconsin Energy Corp.                        8,731                 234,646
                                                             -----------------
                                                                     3,170,252
                                                             -----------------

Electrical Equipment: 1.98%
   American Power Conversion Corp.               6,800                 224,400
   Emerson Electric Co.                          5,400                 348,300
   Hubbell, Inc., Class B                       28,100               1,343,531
   Molex, Inc.                                  19,000                 612,750
   SLI, Inc.                                       400                  10,975
                                                             -----------------
                                                                     2,539,956
                                                             -----------------

Electronics-Component
  Distributor: 0.69%
   CHS Electronics, Inc.                        60,000                 303,750
   Ingram Micro, Inc., Class A                  17,700                 451,350
   Rambus, Inc.                                  2,200                 132,275
                                                             -----------------
                                                                       887,375
                                                             -----------------

Electronics - Defense: 1.30%
   General Motors Corp., Class H                19,800               1,096,425
   Litton Industries, Inc.                       9,100                 569,887
                                                             -----------------
                                                                     1,666,312
                                                             -----------------

Engineering and Construction: 0.50%
   Fluor Corp.                                     700                  23,362
   Granite Construction, Inc.                   14,000                 399,875
   Mastec, Inc.                                  8,700                 226,200
                                                             -----------------
                                                                       649,437
                                                             -----------------

Entertainment: 0.55%
   Imax Corp.                                    2,500                  47,344
   Premier Parks, Inc.                           4,100                 141,706
   Seagram Co., Ltd.                             9,100                 522,112
                                                             -----------------
                                                                       711,162
                                                             -----------------

Financial-Diversified: 4.00%
   BRE Properties, Inc., Class A                12,900                 320,887
   Budget Group, Inc., Class A                  47,200                 587,050
   Cousins Properties Inc.                       7,200                 250,200
   Equitable Companies, Inc.                     3,400                 228,862
   Host Marriott Corp.                             100                   1,331
   Meditrust Companies, Inc.                    40,900                 508,694
   Mutual Risk Management Ltd.                   2,200                  85,525
   Rouse Co.                                    35,400                 860,662
   SLM Holding Corp.                            25,200               1,075,725
   Starwood Hotels & Resorts                    24,200                 887,837
   U S Trust Corp.                               3,700                 338,087
                                                             -----------------
                                                                     5,144,860
                                                             -----------------

Foods: 2.44%
   Cadbury Schweppes Plc., ADR                   1,000                  54,000
   Dean Foods Co.                               32,800               1,170,550
   Hershey Foods Corp.                           5,600                 294,700
   Interstate Bakeries Corp.                    14,700                 327,075
   Keebler Foods Co.                             3,300                 106,013
   McCormick & Co.                              11,100                 336,469
   Nabisco Holdings Corp., Class A              12,400                 468,875
   Quaker Oats Co.                               5,900                 380,919
                                                             -----------------
                                                                     3,138,601
                                                             -----------------

Footwear: 0.09%
   Nike, Inc., Class B                             214                  13,308
   Wolverine World Wide, Inc.                    8,100                  97,200
                                                             -----------------
                                                                       110,508
                                                             -----------------

Hardware and Tools: 0.01%
   Stanley Works                                   300                   9,131
                                                             -----------------

Health Care-Diversified: 0.36%
   American Home Products Corp.                  5,528                 337,208
   Medicis Pharmaceutical Corp.,
     Class A                                     4,900                 119,131
                                                             -----------------
                                                                       456,339
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Health Care-Medical Products and
  Supplies: 1.04%
   Beckman Coulter, Inc.                         7,700       $         371,044
   C.R. Bard, Inc.                                 700                  34,300
   Haemonetics Corp.                             4,400                  69,025
   Invacare Corp.                                4,300                  99,438
   Medtronic, Inc.                               7,700                 553,919
   Varian Medical Sytems, Inc.                  12,000                 206,250
                                                             -----------------
                                                                     1,333,976
                                                             -----------------

Health Care-Special Services: 0.18%
   ALZA Corp.                                    6,900                 231,581
                                                             -----------------
Homebuilding: 0.41%
   Toll Brothers, Inc.                          24,400                 521,550
                                                             -----------------

Hospitals and Managed Care: 1.10%
   First Health Group Corp.                     34,500                 562,781
   Integrated Health Services, Inc.             58,600                 282,013
   Sunrise Assisted Living, Inc.                13,800                 552,000
   Tenet Healthcare Corp.                          500                  11,812
                                                             -----------------
                                                                     1,408,606
                                                             -----------------
Hotels and Gaming: 1.61%
   Anchor Gaming                                16,700                 789,075
   Hilton Hotels Corp.                          30,300                 473,438
   International Game Technology                   600                  10,650
   Mirage Resorts, Inc.                         23,600                 529,525
   Sun International Hotels Ltd.                 3,300                 139,631
   Vail Resorts, Inc.                            6,800                 131,750
                                                             -----------------
                                                                     2,074,069
                                                             -----------------
Household Furnishings: 0.33%
   Department 56, Inc., Class A                  3,300                  89,306
   Ethan Allen Interiors, Inc.                   6,500                 329,469
                                                             -----------------
                                                                       418,775
                                                             -----------------

Housewares and Household Products: 0.73%
   Newell Rubbermaid, Inc.                      16,831                 798,421
   Procter & Gamble Co.                          1,500                 140,719
                                                             -----------------
                                                                       939,140
                                                             -----------------
Insurance-Life and Health: 0.30%
   Presidential Life Corp.                       2,800                  50,225
   Torchmark Corp.                               9,700                 331,619
                                                             -----------------
                                                                       381,844
                                                             -----------------
Insurance-Multi-Line: 0.61%
   CIGNA Corp.                                   9,000                 784,687
                                                             -----------------

Insurance-Property and Casualty: 4.12%
   Executive Risk, Inc.                          4,800                 344,400
   Fremont General Corp.                         7,600                 152,000
   HSB Group Inc.                               13,700                 518,888
   IPC Holdings Ltd.                            17,700                 311,963
   LandAmerica Financial Group                   9,200                 257,600
   Markel Corp.                                    800                 149,200
   Mercury General Corp.                        12,400                 447,950
   Ohio Casualty Corp.                          18,500                 687,391
   Safeco Corp.                                  8,500                 337,875
   St. Paul Companies, Inc.                     11,400                 327,037
   Twentieth Century Industries, Inc.            8,400                 149,625
   W.R. Berkley Corp.                           25,100                 690,250
   Xl Capital Ltd.                              15,100                 916,381
                                                             -----------------
                                                                     5,290,560
                                                             -----------------

Insurance Brokers: 0.39%
   Arthur J. Gallagher & Co.                     6,200                 294,500
   E. W. Blanch Holdings, Inc.                   3,500                 206,063
                                                             -----------------
                                                                       500,563
                                                             -----------------
Investment Banking and
  Brokerage: 0.41%
   E Trade Group, Inc.                           4,600                 531,300
                                                             -----------------

Investment Companies: 0.32%
   Allied Capital Corp.                         22,600                 406,800
                                                             -----------------

Investment Management: 0.81%
   T. Rowe Price Associates, Inc.                9,000                 339,188
   United Asset Management Corp.                31,100                 701,694
                                                             -----------------
                                                                     1,040,882
                                                             -----------------

Iron and Steel: 1.53%
   Allegheny Teledyne, Inc.                     26,500                 592,938
   British Steel Plc., ADR                      43,800               1,012,875
   Carpenter Technology Corp.                      500                  15,656
   Steel Dynamics, Inc.                         20,700                 349,312
                                                             -----------------
                                                                     1,970,781
                                                             -----------------

Leisure Time-Products: 0.54%
   Callaway Golf Co.                            23,400                 352,462
   Polaris Industries, Inc.                      9,000                 339,187
                                                             -----------------
                                                                       691,649
                                                             -----------------

Machinery: 3.65%
   Applied Power Corp., Class A                 16,900                 533,406
   Caterpillar, Inc.                               600                  38,625
   Deere & Co.                                  24,300               1,044,900
   Dover Corp.                                  35,100               1,296,506
   Harnischfeger Industries, Inc.               41,500                 404,625
   IDEX Corp.                                   14,000                 373,625
   Kaydon Corp.                                 29,700               1,002,375
                                                             -----------------
                                                                     4,694,062
                                                             -----------------

Manufacturing-Diversified: 0.58%
   AMETEK, Inc.                                 17,500                 399,219
   Canadian Pacific Ltd.                           500                  11,313
   Harsco Corp.                                  4,100                 134,531
   Hillenbrand Industries, Inc.                  3,200                 150,200
   Minnesota Mining &
     Manufacturing Co.                             100                   8,900
   Parker Hannifin Corp.                           600                  28,162
   Thermo Electron Corp.                           500                   8,031
                                                             -----------------
                                                                       740,356
                                                             -----------------

Manufacturing-Specialized: 1.58%
   Donaldson Co., Inc.                          13,700                 306,538
   Federal Signal Corp.                          7,600                 188,100
   Pall Corp.                                   53,100                 979,031
   Roper Industries, Inc.                       19,700                 561,450
                                                             -----------------
                                                                     2,035,119
                                                             -----------------
Metals and Mining: 0.60%
   De Beers Consolidated
     Mines, ADR                                 12,800                 313,600
   Freeport-McMoran Copper &
     Gold, Inc., Class B                           400                   6,125
   Phelps Dodge Corp.                            7,100                 449,075
                                                             -----------------
                                                                       768,800
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Natural Gas: 2.44%
   Consolidated Natural Gas Co.                  1,600       $          95,200
   KN Energy, Inc.                                 700                  14,438
   National Fuel Gas Co.                         9,200                 402,500
   NICOR, Inc.                                   8,600                 312,825
   ONEOK, Inc.                                  14,100                 393,919
   Peoples Energy Corp.                         12,200                 455,975
   Washington Gas Light Co.                     25,400                 598,488
   Williams Companies, Inc.                     18,200                 859,950
                                                             -----------------
                                                                     3,133,295
                                                             -----------------

Office Equipment and Supplies: 0.55%
   Herman Miller, Inc.                          35,400                 705,788
                                                             -----------------

Oil-Integrated: 1.27%
   ENI Spa, ADR                                  7,900                 516,463
   PennzEnergy Co.                              28,300                 366,131
   Phillips Petroleum Co.                       14,800                 749,250
                                                             -----------------
                                                                     1,631,844
                                                             -----------------
Oil and Gas-Drilling and
  Equipment: 0.38%
   Cooper Cameron Corp.                          1,500                  57,938
   Halliburton Co.                                 100                   4,263
   Helmerich & Payne, Inc.                         300                   7,725
   Nabors Industries, Inc.                       5,500                 113,094
   Seacor Smit, Inc.                             5,200                 275,275
   Varco International Corp.                     3,000                  33,937
                                                             -----------------
                                                                       492,232
                                                             -----------------
Oil and Gas-Exploration and
  Production: 0.33%
   Unocal Corp.                                 10,242                 425,683
                                                             -----------------

Oil and Gas-Refining and
  Marketing: 0.29%
   Ultramar Diamond Shamrock
   Corp.                                        15,700                 362,081
   Valero Energy Corp.                             500                  11,156
                                                             -----------------
                                                                       373,237
                                                             -----------------

Paper and Forest Products: 1.45%
   Abitibi Consolidated, Inc.                   34,400                 408,500
   Bowater, Inc.                                 7,600                 407,550
   Caraustar Industries, Inc.                   13,700                 349,350
   Georgia-Pacific Timber Co.                   19,600                 504,700
   Rayonier, Inc.                                  500                  22,813
   Wausau-Mosinee Paper Corp.                    5,000                  82,500
   Westvaco Corp.                                3,100                  92,612
                                                             -----------------
                                                                     1,868,025
                                                             -----------------

Photography and Imaging: 0.47%
   Polaroid Corp.                                  614                  12,664
   Xerox Corp.                                  10,000                 587,500
                                                             -----------------
                                                                       600,164
                                                             -----------------

Power Producers-Independent: 0.45%
   AES Corp.                                     4,500                 225,000
   MidAmerican Energy
   Holdings Corp.                               10,800                 347,625
                                                             -----------------
                                                                       572,625
                                                             -----------------

Publishing: 2.22%
   A. H. Belo Corp., Class A                    27,300                 590,363
   E. W. Scripps Co., Class A                    6,600                 330,000
   Houghton Mifflin Co.                          6,400                 285,600
   Media General Corp., Class A                  1,200                  62,400
   Readers Digest Association,
     Inc., Class A                              15,800                 561,887
   Scholastic Corp.                             10,100                 477,541
   Times Mirror Co., Class A                     5,500                 321,750
   Washington Post Co., Class B                    400                 229,600
                                                             -----------------
                                                                     2,859,141
                                                             -----------------

Railroads: 2.12%
   CSX Corp.                                    12,800                 630,400
   GATX Corp.                                    9,800                 336,875
   Norfolk Southern Corp.                       23,000                 751,812
   Wisconsin Central
     Transportation Corp.                       54,400               1,004,700
                                                             -----------------
                                                                     2,723,787
                                                             -----------------

Restaurants: 1.05%
   McDonald's Corp.                             10,100                 427,988
   Starbucks Corp.                              16,100                 594,694
   Wendy's International, Inc.                  12,000                 324,750
                                                             -----------------
                                                                     1,347,432
                                                             -----------------

Retail: 2.66%
   Consolidated Stores Corp.                    17,128                 588,775
   Family Dollar Stores, Inc.                    2,400                  57,900
   J.C. Penney Company, Inc.                    37,000               1,688,125
   May Department Stores Co.                     6,500                 258,781
   Nordstrom, Inc.                               7,200                 253,350
   Saks, Inc.                                   20,300                 574,744
                                                             -----------------
                                                                     3,421,675
                                                             -----------------

Retail-Apparel: 0.52%
   Burlington Coat Factory, Inc.                17,600                 271,700
   Intimate Brands, Inc., Class A                8,000                 400,000
                                                             -----------------
                                                                       671,700
                                                             -----------------

Retail-Computers and
  Electronics: 0.06%
   CompUSA, Inc.                                10,500                  73,500
                                                             -----------------

Retail-Drug Stores: 0.88%
   Rite Aid Corp.                               48,500               1,130,656
                                                             -----------------

Retail-Food Chains: 0.62%
   Albertson's, Inc.                             4,400                 226,600
   Hannaford Brothers Co.                        1,800                  78,525
   Winn-Dixie Stores, Inc.                      13,800                 494,213
                                                             -----------------
                                                                       799,338
                                                             -----------------

Retail-Specialty: 0.78%
   Autonation, Inc.                                300                   4,294
   Barnes & Noble, Inc.                         11,600                 403,100
   Borders Group, Inc.                          10,200                 147,263
   General Nutrition Companies,
     Inc., Class A                               4,800                  79,500
   Office Depot, Inc.                            2,800                  61,600
   Williams-Sonoma, Inc.                        10,800                 313,200
                                                             -----------------
                                                                     1,008,957
                                                             -----------------

Savings and Loan Companies: 0.38%
   Golden State Bancorp, Inc.                    6,100                 149,831
   Queens County Bancorp, Inc.                   9,700                 340,713
                                                             -----------------
                                                                       490,544
                                                             -----------------

                                                 Number                  Value
                                              of Shares               (Note 3)
================================================================================

Semiconductor Equipment: 0.35%
   Burr-Brown Corp.                             11,300       $         299,450
   Intel Corp.                                   2,500                 152,969
                                                             -----------------
                                                                       452,419
                                                             -----------------

Service-Advertising and
  Marketing: 0.39%
   Outdoor Systems, Inc.                        19,800                 498,713
                                                             -----------------

Service-Commercial and
  Consumer: 2.67%
   H & R Block, Inc.                             6,700                 322,438
   Cendant Corp.                                 4,700                  84,600
   Cerner Corp.                                 15,200                 258,400
   Laidlaw, Inc.                                76,800                 484,800
   Nielsen Media Research, Inc.                 20,900                 572,138
   Pittston Brinks Group, Inc.                  25,700                 677,837
   Sotheby's Holdings Corp.,
     Class A                                    15,100                 643,637
   Stewart Enterprises, Inc.,
     Class A                                    19,400                 385,575
                                                             -----------------
                                                                     3,429,425
                                                             -----------------

Service-Employment: 0.31%
   Manpower, Inc.                               17,914                 405,304
                                                             -----------------

Specialty Printing: 0.28%
   Deluxe Corp.                                 10,500                 363,562
                                                             -----------------

Telephone: 2.94%
   Cincinnati Bell, Inc.                        13,900                 314,487
   Compania Telecom Chile, ADR                  21,500                 568,406
   Deutsche Telekom AG, ADR                     11,800                 457,250
   Hong Kong Telecom Ltd., ADR                  13,100                 350,425
   Pacific Gateway Exchange Inc.                20,100                 804,000
   Telecom Argentina, Class B, ADR              13,500                 465,750
   Telecom Corp. New Zealand, ADR                6,700                 275,956
   Telefonica De Argentina, ADR                 12,200                 455,975
   Teleglobe, Inc.                               3,000                  88,312
                                                             -----------------
                                                                     3,780,561
                                                             -----------------

Textiles-Apparel and Specialty: 0.46%
   Fruit of The Loom Ltd., Class A                 300                   3,206
   Nautica Enterprises, Inc.                     3,600                  48,825
   Polo Ralph Lauren Corp., Class A             22,100                 491,725
   Unifi, Inc.                                   3,200                  44,800
                                                             -----------------
                                                                       588,556
                                                             -----------------

Tobacco: 0.09%
   UST, Inc.                                     3,900                 108,713
                                                             -----------------

Truckers: 0.23%
   Ryder System, Inc.                           11,000                 290,125
                                                             -----------------

Trucks and Parts: 0.24%
   New Holland NV                               21,100                 305,950
                                                             -----------------

Waste Management: 0.47%
   Allied Waste Industries, Inc.                33,900                 599,606
                                                             -----------------
   Total Securities Sold Short
     (Proceeds $107,774,947)                                 $     114,617,525
                                                             =================

For Federal income tax purposes, the tax basis of proceeds for securities sold short on April 30, 1999 was $107,561,519 and net unrealized depreciation on securities sold short consisted of:

   Gross unrealized appreciation                                    $1,948,680
   Gross unrealized depreciation                                    (9,004,686)
                                                             -----------------
   Net unrealized depreciation                               $      (7,056,006)
                                                             =================

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS
Investments, at value (identified cost $130,399,040) .......................................................          $ 136,672,025
Cash .......................................................................................................                  8,520
Deposits with broker for securities sold short .............................................................            107,774,947
Receivables:
     Investments sold ......................................................................................             24,839,314
     Capital shares sold ...................................................................................                140,657
     Dividends and interest ................................................................................                471,025
Prepaid expenses ...........................................................................................                 32,761
                                                                                                                      -------------
          Total Assets .....................................................................................            269,939,249
                                                                                                                      -------------

LIABILITIES
Securities sold short, at value (proceeds $107,774,947) ....................................................            114,617,525
Payables:
     Investments purchased .................................................................................             25,131,537
     Capital shares redeemed ...............................................................................              1,475,785
     Advisory fee ..........................................................................................                 10,676
     Distribution fees .....................................................................................                 77,113
     Dividends on short sales ..............................................................................                139,614
     Accrued expenses and other payables ...................................................................                  1,419
                                                                                                                      -------------
          Total liabilities ................................................................................            141,453,669
                                                                                                                      -------------
Net Assets .................................................................................................          $ 128,485,580
                                                                                                                      =============

Net assets consist of
Capital paid-in ............................................................................................          $ 146,143,388
Undistributed net investment income ........................................................................                719,312
Accumulated net realized loss on investments and futures ...................................................             (9,678,751)
Accumulated net realized loss on securities sold short .....................................................             (8,128,776)
Net unrealized appreciation on investments .................................................................              6,272,985
Net unrealized depreciation on securities sold short .......................................................             (6,842,578)
                                                                                                                      -------------
Net Assets .................................................................................................          $ 128,485,580
                                                                                                                      =============

Class A Shares
Net asset value ("NAV") and redemption price per share ($29,071,393/2,845,430 shares) ......................          $       10.22
                                                                                                                      =============
Maximum public offering price per share-NAV/(1-maximum sales charge) ($10.22/.945) .........................          $       10.81
                                                                                                                      =============

Class B Shares
Net asset value and offering price per share ($40,162,930/3,937,713 shares) ................................          $       10.20
                                                                                                                      =============
Redemption price per share .................................................................................                      *
                                                                                                                      =============

Class C Shares
Net asset value and offering price per share ($41,160,342/4,045,125 shares) ................................          $       10.18
                                                                                                                      =============
Redemption price per share .................................................................................                      *
                                                                                                                      =============

Class I Shares
Net asset value, offering and redemption price per share ($18,090,915/1,782,409 shares) ....................          $       10.15
                                                                                                                      =============

*Varies by length of time shares are held.  (Note 4b)




                       See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME
Income
     Dividends* ............................................................................................           $    965,057
     Interest ..............................................................................................              3,265,137
                                                                                                                       ------------
          Total income .....................................................................................              4,230,194
                                                                                                                       ------------
Expenses (Note 3)
     Advisory fees (Note 4) ................................................................................              1,138,642
     Distribution fees, Class A (Note 4) ...................................................................                 54,197
     Distribution fees, Class B (Note 4) ...................................................................                232,546
     Distribution fees, Class C (Note 4) ...................................................................                256,068
     Transfer agent fees ...................................................................................                 67,746
     Amortization of organization expenses (Note 3) ........................................................                  4,128
     Custodian fees ........................................................................................                108,850
     Portfolio accounting fees .............................................................................                 57,358
     Professional fees .....................................................................................                 23,459
     Reports to shareholders ...............................................................................                 17,625
     Registration fees .....................................................................................                 58,540
     Insurance .............................................................................................                 11,924
     Trustees' fees ........................................................................................                 11,041
     Miscellaneous .........................................................................................                  1,878
                                                                                                                       ------------
Expenses before dividends on short sales ...................................................................              2,044,002
     Dividends on short sales ..............................................................................                980,547
                                                                                                                       ------------
Total expenses .............................................................................................              3,024,549
                                                                                                                       ------------
Net investment income ......................................................................................              1,205,645
                                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
     Investments ...........................................................................................             11,640,941
     Securities sold short .................................................................................            (18,265,496)
     Futures ...............................................................................................                874,299
                                                                                                                       ------------
Net realized loss ..........................................................................................             (5,750,256)
                                                                                                                       ------------
Increase (decrease) in unrealized appreciation on
     Investments ...........................................................................................              2,503,819
     Securities sold short .................................................................................             (5,126,926)
                                                                                                                       ------------
Net unrealized depreciation ................................................................................             (2,623,107)
                                                                                                                       ------------
Net realized and unrealized loss on investments, securities sold short and futures .........................             (8,373,363)
                                                                                                                       ------------
Net decrease in net assets resulting from operations .......................................................           $ (7,167,718)
                                                                                                                       ============

* Net of taxes withheld on foreign dividends of $2,161.




                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998 (UNAUDITED)

                                                                                                    1999                  1998
                                                                                                -------------         -------------
INCREASE (DECREASE) IN NET ASSETS

Operations
     Net investment income .............................................................        $   1,205,645         $   1,169,245
     Net realized loss on investments, securities sold short and futures ...............           (5,750,256)          (12,057,271)
     Net unrealized appreciation (depreciation) on investments
          and securities sold short ....................................................           (2,623,107)            2,053,514
                                                                                                -------------         -------------
          Net decrease in net assets resulting from operations .........................           (7,167,718)           (8,834,512)
                                                                                                -------------         -------------

Dividends to shareholders from net investment income
     Class A ...........................................................................             (493,482)                   --
     Class B ...........................................................................             (368,615)                   --
     Class C ...........................................................................             (464,213)                   --
     Class I ...........................................................................             (329,268)                   --
                                                                                                -------------         -------------
Total dividends to shareholders ........................................................           (1,655,578)                   --
                                                                                                -------------         -------------

Capital share transactions (Note 6)
  Net proceeds from sale of shares
Class A ................................................................................           11,456,134            49,826,479
Class B ................................................................................            6,872,825            51,623,271
Class C ................................................................................            4,618,627            64,615,080
Class I ................................................................................            4,586,000            24,024,074
                                                                                                -------------         -------------
                                                                                                   27,533,586           190,088,904
                                                                                                -------------         -------------

Net asset value of shares issued to shareholders in
  reinvestment of dividends
Class A ................................................................................              425,449                    --
Class B ................................................................................              255,754                    --
Class C ................................................................................              365,808                    --
Class I ................................................................................              326,358                    --
                                                                                                -------------         -------------
                                                                                                    1,373,369                    --
                                                                                                -------------         -------------

Cost of shares redeemed
Class A ................................................................................          (20,089,168)           (8,317,141)
Class B ................................................................................          (12,075,421)           (1,267,242)
Class C ................................................................................          (17,772,993)           (4,613,114)
Class I ................................................................................           (6,505,110)           (2,212,282)
                                                                                                -------------         -------------
                                                                                                  (56,442,692)          (16,409,779)
                                                                                                -------------         -------------
          Increase (decrease) in net assets derived from
               capital share transactions ..............................................          (27,535,737)          173,679,125
                                                                                                -------------         -------------
          Net increase (decrease) in net assets ........................................          (36,359,033)          164,844,613

NET ASSETS
     Beginning of period ...............................................................          164,844,613                    --
                                                                                                -------------         -------------
     End of period .....................................................................        $ 128,485,580         $ 164,844,613
                                                                                                =============         =============
     Undistributed net investment income ...............................................        $     719,312         $   1,169,245
                                                                                                =============         =============


                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

NOTE 1--ACQUISITION

On March 1, 1999, Phoenix Investment Partners, Ltd. ("Phoenix") completed the acquisition of Zweig/Glaser Advisers, parent of Euclid Advisors LLC, the Fund's investment manager (the "Manager"), and of Zweig Securities Corp., the Fund's distributor (the Distributor"). As a result, Euclid Mutual Funds changed its' name to Phoenix-Euclid Funds and Euclid Market Neutral Fund changed its' name to Phoenix-Euclid Market Neutral Fund. In addition, Zweig/Glaser Advisers LLC has succeeded Zweig/Glaser Advisers as parent of the Manager and Phoenix Equity Planning Corporation ("PEPCO") has succeeded Zweig Securities Corp. as the Distributor.


NOTE 2--ORGANIZATION

Phoenix-Euclid Funds (the "Trust"), organized as a Delaware business trust on February 3, 1998, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio ("Series"): Phoenix-Euclid Market Neutral Fund (the "Fund"), which offers Class A, Class B, Class C and Class I
Shares. On April 22, 1998, the Trust sold $100,000 of shares of beneficial interest of the Fund to the Manager. The Fund commenced operations on May 1, 1998.


NOTE 3--SIGNIFICANT ACCOUNTING POLICIES

(a) General:Investment transactions and securities sold short are recorded on trade date. Realized gains and losses on sales of investments and securities sold short are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during this period, the Fund will be reimbursed by the Manager for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption. On February 22, 1999, the Manager redeemed all of the initial shares in the Fund and reimbursed the Fund $55,323 representing the balance of the unamortized organization expenses. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(b) Portfolio Valuation:Stocks and futures are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Securities for which market quotations are not readily available (of which there were none at April 30, 1999) are valued at fair value as determined by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value).

(c) Futures Contracts and Option Accounting Principles:Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Fund realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When the Fund writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When an option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Fund realizes a gain or loss. When an option written expires or the Fund enters into a closing purchase transaction, the liability is extinguished and the Fund realizes a gain or loss.

(d) Short Sales:A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At April 30, 1999, the value of securities sold short amounted to $114,617,525 against which collateral of $243,954,015 was held. The collateral includes the deposits with broker for securities sold short, the repurchase agreements, and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

(e) Off-Balance-Sheet Risk, Repurchase Agreements and Derivatives: With respect to repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Fund's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. The Fund's use of futures contracts and options involves, to varying degrees, elements of market risk in excess of the amount recognized in the investment portfolio. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease the Fund's exposure to changing security prices or interest rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

(f) Federal Income Taxes:It is the intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required. At October 31, 1998 (the Fund's tax fiscal year-end), the Fund had a capital loss carryforward of $9,391,613, expiring October 31, 2006 which is available to offset any net capital gains subsequently realized, subject to certain limitations.

(g) Dividends and Distributions to Shareholders:Dividends and distributions are declared separately for each class of shares of the Fund. The character of distributions made during the year from net investment income or net realized gains might differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes.


NOTE 4--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Investment Manager: The Fund's investments are managed by Euclid Advisors LLC (the "Manager"), a wholly owned subsidiary of Zweig/Glaser Advisers LLC. The Manager's investment advisory fee is based on the average daily net assets of the Fund at the annual rate of 1.50%. The fees are accrued daily and paid monthly. Investment advisory fees for the six months ended April 30, 1999 aggregated $1,138,642.

(b) Principal Distributor: PEPCO (the "Distributor") serves as principal distributor of shares of the Fund. The Fund's Class A Shares are sold with an initial sales charge, Class B Shares and Class C Shares are sold without an initial sales charge, but bear higher expenses and are subject to a contingent deferred sales charge, and Class I Shares are sold without a sales charge. During the six months ended April 30, 1999, the Distributor's share of the initial and contingent deferred sales charges was $4,758 and $546,383, respectively.

Pursuant to a Rule 12b-1 plan of distribution, the Fund pays the Distributor a combined service and distribution fee equal to an annual rate of 0.30% of average daily net assets of Class A Shares, 1.00% for Class B Shares, and 1.00% for Class C Shares. Class I Shares, which are available for purchase by tax-exempt retirement plans of the Distributor and its affiliates and certain institutional investors, do not have a Rule 12b-1 Plan.

During the six months ended April 30, 1999, the Fund paid Zweig Securities Corp. brokerage commissions of $13,093 in connection with portfolio transactions effected by it.

One of the Trustees and all of the officers of the Trust are also officers of the Manager and/or the Distributor. .


NOTE 5--PURCHASES AND SALES OF INVESTMENTS

During the six months ended April 30, 1999, purchase and sale transactions, excluding repurchase agreements, short-term obligations held to maturity and futures contracts, were:

   Purchases                             $302,718,516
   Sales                                 $329,009,870
   Short sales                           $293,945,059
   Purchases to cover short sales        $331,654,412

NOTE 6--CAPITAL SHARES

The Trust has unlimited authorized shares of beneficial interest, divided into Series and issued in classes (see Note 2). Capital share transactions for the six months ended April 30, 1999 and for the period May 1, 1998 (commencement of operations) to October 31, 1998 are set forth below.

                                        Class A                     Class B                     Class C                     Class I
                       ------------------------    ------------------------    ------------------------    ------------------------
                             1999          1998          1999          1998          1999          1998          1999          1998
                       ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
Sold ...............    1,061,428     4,380,167       643,662     4,536,939       430,672     5,680,328       433,238     2,125,730
Issued in
  reinvestment
  of dividends .....       38,748            --        23,293            --        33,377            --        29,941            --
Redeemed ...........   (1,883,758)     (751,155)   (1,151,925)     (114,256)   (1,687,230)     (412,022)     (602,946)     (203,554)
                       ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net increase
  (decrease) .......     (783,582)    3,629,012      (484,970)    4,422,683    (1,223,181)    5,268,306      (139,767)    1,922,176
                       ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

NOTE 7--BORROWINGS

The Trust is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Series uses the Line of Credit, it will be collateralized by that Series' portfolio.

FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding throughout the six months ended April 30, 1999 and the period May 1, 1998 (commencement of operations) to October 31, 1998 (Unaudited)

                                   Class A                    Class B                    Class C                  Class I
                             --------------------      --------------------       --------------------      --------------------
                                1999         1998         1999         1998          1999         1998         1999         1998
                             -------       ------      -------      -------       -------      -------      -------      -------
Net asset value, beginning
 of period .................  $10.84       $11.34       $10.81       $11.34        $10.80       $11.34       $10.85       $11.34
                             -------       ------      -------      -------       -------      -------      -------      -------
Net investment income ......    0.10         0.09         0.06         0.06          0.06         0.06         0.12         0.14
Net realized and unrealized
 gains (losses) ............   (0.59)       (0.59)       (0.59)       (0.59)        (0.59)       (0.60)       (0.59)       (0.63)
                             -------       ------      -------      -------       -------      -------      -------      -------
Total from investment
 operations ................   (0.49)       (0.50)       (0.53)       (0.53)        (0.53)       (0.54)       (0.47)       (0.49)
Dividends from net
 investment income .........   (0.13)          --        (0.08)          --         (0.09)          --        (0.23)          --
                             -------       ------      -------      -------       -------      -------      -------      -------
Decrease in net asset value    (0.62)       (0.50)       (0.61)       (0.53)        (0.62)       (0.54)       (0.70)       (0.49)
                             -------       ------      -------      -------       -------      -------      -------      -------
Net asset value,
 end of period .............  $10.22       $10.84       $10.20       $10.81        $10.18       $10.80       $10.15       $10.85
                             =======       ======      =======      =======       =======      =======      =======      =======
Total return *** ...........   (4.60)%**    (4.41)%**    (4.94)%**    (4.67)%**     (4.95)%**    (4.76)%**    (4.50)%**    (4.32)%**
Ratios to average net assets
Expenses (excluding
 dividends on short sales)
 after expense
 reimbursement .............    2.28%*       2.30%*       2.98%*       3.00%*        2.98%*       3.00%*       1.98%*       2.00%*
Expenses (including
 dividends on short sales)
 after expense
 reimbursement .............    3.57%*       3.65%*       4.27%*       4.35%*        4.27%*       4.35%*       3.27%*       3.35%*
Expenses (including
 dividends on short sales)
 before expense
 reimbursement .............    3.57%*       3.69%*       4.27%*       4.39%*        4.27%*       4.39%*       3.27%*       3.39%*
Net investment income
 before expense
 reimbursement .............    2.01%*       2.29%*       1.31%*       1.59%*        1.31%*       1.59%*       2.31%*       2.59%*
Net investment income
 after expense
 reimbursement .............    2.01%*       2.33%*       1.31%*       1.63%*        1.31%*       1.63%*       2.31%*       2.63%*
Portfolio turnover rate ....     268%*        431%*        268%*        431%*         268%*        431%*        268%*        431%*
Net assets, end of period
 (in thousands) ............ $29,072       39,331      $40,163      $47,794       $41,160      $56,874      $18,091      $20,846

During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).

*    Annualized

**   Not annualized

*** Total return does not consider the effect of any initial or contingent deferred sales charge.

TRUSTEES

James Balog
Claire B. Benenson
S. Leland Dill
Eugene J. Glaser
Donald B. Romans


OFFICERS

Eugene J. Glaser
Chairman, President,
   & Chief Executive Officer

Michael E. Haylon
Executive Vice President

David Katzen
Executive Vice President

John F. Sharry
Executive Vice President

Thomas N. Steenburg
Senior Vice President

Barry M. Mandinach
First Vice President

Alfred J. Ratcliffe
First Vice President & Treasurer

Charles I. Leone
First Vice President
   & Assistant Secretary

Annemarie Gilly
First Vice President

Marc Baltuch
Secretary

Thomas Disbrow
Assistant Vice President
   & Assistant Treasurer

Thomas Farrell
Assistant Vice President
   & Assistant Treasurer

Beth Abraham
Assistant Vice President

Rhonda Lee Berzner
Assistant Vice President

INVESTMENT MANAGER

Euclid Advisors LLC
900 Third Avenue--31st Floor
New York, NY 10022

PRINCIPAL DISTRIBUTOR
Phoenix Equity Planning Corp.
PO Box 2200
Enfield, CT 06083-2200

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200

[LOGO] PHOENIX
       INVESTMENT PARTNERS

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06083

(C) 1999 Phoenix Investment Partners, Ltd.                       PXP 1211 (6/99)